Information About Geographic Areas And Major Customers (Schedule Of Total Long-Lived Assets Attributed To Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,438	$ 4,826
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,218	3,107
Romania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	948	1,273
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 272	$ 446